Interests in joint venture - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 466,544	$ 439,195	$ 115,551	$ 138,807
Intangible assets	13,582	10,179
Liabilities	451,884	178,187
Total operating expense	295,637	219,263	121,739
Net loss	(230,026)	(246,290)	$ (116,484)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Net loss	6,700	132
Overland ADCT BioPharma | Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	39,318	50,000
Current prepayments and other current assets	15	0
Intangible assets	48,040	48,040
Liabilities	2,828	269
Net assets	84,545	97,771
Total operating expense	13,876	269
Other income	(259)	0
Net loss	$ 13,617	$ 269